Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2022
Repurchase of shares
Schedule of the shares repurchased

	Maximum value of
	ordinary shares or ADSs of
Repurchase program	the Company to repurchase	Effective period
January 2020 Share Repurchase Program	10,000	Period from December 30, 2019 to December 29, 2020
December 2020 Share Repurchase Program	25,000	Period from December 30, 2020 to December 31, 2021
December 2021 Share Repurchase Program	20,000	Year ended December 31, 2022
December 2022 Share Repurchase Program	5,000	Year ending December 31, 2023

	Total number of
	ADSs purchased
	as part of the	Average
	publicly	price paid
Period	announced plan	per ADS
January 2020 Share Repurchase Program
- For the year ended December 31, 2020	76,808	70.892
December 2020 Share Repurchase Program
- For the year ended December 31, 2020	2,760	83.686
- For the year ended December 31, 2021	120,992	88.324
December 2021 Share Repurchase Program
- For the year ended December 31, 2022	731,881	10.349